Debt (Senior secured notes) (Details) - Secured - USD ($)	1 Months Ended
	Sep. 30, 2010	Aug. 31, 2010
Senior Secured Notes - Three Tranches
Debt Instrument [Line Items]
Face amount		$ 3,900,000,000.0
Senior Secured Notes - Final Tranche
Debt Instrument [Line Items]
Repayments of debt	$ 1,275,000,000